Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,408,698	$ 1,517,436
Less: accumulated depreciation and amortization	(633,233)	(648,634)
Property and equipment, net	775,465	868,802
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	469,765	463,464
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	151,413	236,973
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	203,814	260,537
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	151,308	159,842
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	353,550	313,325
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 78,848	$ 83,295